Deferred tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	£ 17,746	£ 15,851
Differences on exchange	762	(2,007)
Credited/(charged) to the income statement	5,577	174
Credited/(charged) relating to changes in tax rates	106	66	£ 158
Deferred tax	12	(106)	(110)
Net reclassifications as held-for-sale	8	(22)
Ending balance at 31 December	11,281	17,746	15,851
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(30)	4
Differences on exchange	2	(8)
Credited/(charged) to the income statement	(1)	46
Credited/(charged) relating to changes in tax rates	0	0
Deferred tax	0	0
Net reclassifications as held-for-sale	1	(4)
Ending balance at 31 December	(32)	(30)	4
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	115	151
Differences on exchange	26	(20)
Credited/(charged) to the income statement	72	50
Credited/(charged) relating to changes in tax rates	0	(3)
Deferred tax	0	0
Net reclassifications as held-for-sale	(4)	9
Ending balance at 31 December	21	115	151
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(210)	(94)
Differences on exchange	1	5
Credited/(charged) to the income statement	153	77
Credited/(charged) relating to changes in tax rates	9	34
Deferred tax	0	0
Net reclassifications as held-for-sale	0	0
Ending balance at 31 December	(373)	(210)	(94)
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	229	221
Differences on exchange	12	(8)
Credited/(charged) to the income statement	(4)	0
Credited/(charged) relating to changes in tax rates	0	0
Deferred tax	0	0
Net reclassifications as held-for-sale	0	0
Ending balance at 31 December	221	229	221
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(38)	(139)
Differences on exchange	1	7
Credited/(charged) to the income statement	(35)	(18)
Credited/(charged) relating to changes in tax rates	0	(1)
Deferred tax	35	(89)
Net reclassifications as held-for-sale	0	0
Ending balance at 31 December	(39)	(38)	(139)
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	18,773	16,779
Differences on exchange	798	(2,109)
Credited/(charged) to the income statement	5,384	70
Credited/(charged) relating to changes in tax rates	105	45
Deferred tax	0	0
Net reclassifications as held-for-sale	0	0
Ending balance at 31 December	12,486	18,773	16,779
Other temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(1,093)	(1,071)
Differences on exchange	(78)	126
Credited/(charged) to the income statement	8	(51)
Credited/(charged) relating to changes in tax rates	(8)	(9)
Deferred tax	(23)	(17)
Net reclassifications as held-for-sale	11	(27)
Ending balance at 31 December	£ (1,003)	£ (1,093)	£ (1,071)